Balance Sheets (USD $)	Aug. 31, 2013	Aug. 31, 2012
Current assets
Cash	$ 72,755
Total assets	72,755
Current liabilities
Accounts payable and accrued liabilities	47,350	27,908
Due to a related party	130,798	21,084
Total current liabilities	178,148	48,992
Commitments and Contingencies
Stockholders' Equity (Deficit)
Preferred stock, $0.0001 par value; 100,000,000 shares authorized; no shares issued
Common stock, $0.0001 par value; 900,000,000 shares authorized; 680,203 issued and outstanding	68	68
Additional paid-in capital	362,285	362,285
(Deficit) accumulated during the exploration stage	(467,746)	(411,345)
Total stockholders' equity (deficit)	(105,393)	(48,992)
Total liabilities and stockholders' equity (deficit)	$ 72,755